Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	September 30, 2023	September 30, 2022
Accounts receivable	$52,796	$349,703
Less: allowance for credit losses	(13,465)	(92,086)
Accounts receivable, net	$39,331	$257,617

Schedule of Allowance for Credit Losses Movement	Allowance for credit losses movement:
	September 30, 2023	September 30, 2022
Beginning balance	$92,086	$-
(Recovery) provision	(71,681)	123,343
Written off	(7,263)	(23,384)
Foreign exchange translation effect	323	(7,873)
Ending balance	$13,465	$92,086